Income taxes - Analysis of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Deferred tax assets
Deferred tax assets to be recovered within 12 months	$ 420	$ 578	$ 36,297
Deferred tax assets to be recovered after more than 12 months	20,349	34,811	44,124
Sub-total	20,769	35,389	80,421
Deferred tax liabilities
Deferred tax liabilities to be recovered within 12 months	(303)	(1,289)	(460)
Deferred tax liabilities to be recovered after more than 12 months	(17,093)	(6,001)	(20,610)
Sub-total	(17,396)	(7,290)	(21,070)
Net deferred tax assets(liabilities)	$ 3,373	$ 28,099	$ 59,351	$ 59,351